Cover	Aug. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2023
Entity File Number	000-56417
Entity Registrant Name	RDE, INC.
Entity Central Index Key	0001760233
Entity Tax Identification Number	45-2482974
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Lakeside Corporate Court
Entity Address, Address Line Two	5880 Live Oak Parkway
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Norcross
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30093
City Area Code	(773)
Local Phone Number	272-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RSTN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false